Loans - Troubled Debt Restructurings On Financing Receivables (Parenthetical) (Detail)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Financing Receivable, Modifications [Line Items]
Financing receivable modified weighted average term increase from modification	6 months 3 days	7 months 3 days
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	0.40%	1.40%